Restricted Net Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restricted Net Assets [Line Items]
Net after-tax profits, percentage	10.00%
Reserve reaches	50.00%
Statutory reserve balance	$ 13,229,313	$ 11,564,250